Income Tax - Schedule of income tax expense in the consolidated financial statements (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Current income tax expense (see section d) of this note)	$ 13,163,185	$ 11,014,273	$ 13,137,430
(Profit) / loss for deferred taxes recognized in the statement of income	(3,123,443)	651,670	(1,604,489)
Other tax effects	38,740	66,822
Monetary effects	2,896,555	2,615,139	1,402,716
Total income tax	12,975,037	14,347,904	12,935,657
Income tax loss / (profit) recorded in other comprehensive income	111,791	(232,821)	45,848
Total income tax expense	$ 13,086,828	$ 14,115,083	$ 12,981,505